Segment Reporting	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting
5.	Segment Reporting

The Partnership is engaged in the international marine transportation of crude oil, the offshore processing and storage of crude oil, long-haul ocean towage and offshore installation services, and the high-end floating accommodation market through the operation of its oil tankers, FSO units, FPSO units, towage vessels and FAUs. The Partnership’s revenues are earned in international markets.

The Partnership has six reportable segments: its shuttle tanker segment; its FPSO segment; its FSO segment; its conventional tanker segment; its towage segment; and its FAU segment. The Partnership’s shuttle tanker segment consists of shuttle tankers operating primarily on fixed-rate contracts of affreightment, time-charter contracts or bareboat charter contracts. The Partnership’s FPSO segment consists of its FPSO units to service its FPSO contracts. The Partnership’s FSO segment consists of its FSO units subject to fixed-rate, time-charter contracts or bareboat charter contracts. The Partnership’s conventional tanker segment consists of conventional tankers operating on fixed-rate, time-charter contracts or bareboat charter contracts. The Partnership’s towage segment consists of four long-haul towing and anchor handling vessel newbuildings scheduled for delivery in 2016 and six on-the-water long-distance towing and anchor handling vessels, of which three vessels delivered in early-2015, with the remaining three vessels expected to deliver during the second quarter of 2015, and which are expected to operate on time-charter or voyage-charter towage contracts. The Partnership’s FAU segment consists of three FAUs, of which one FAU delivered in February 2015 and the remaining two units are scheduled to deliver in 2016. These FAUs are expected to operate on fixed-rate time-charter contracts. The results below exclude results included in discontinued operations. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Partnership’s consolidated financial statements.

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues from continuing operations during the periods presented.

(U.S. dollars in millions)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Petrobras Transporte S.A(1)	$228.1 or 22%	$228.9 or 25%	$259.3 or 28%
Statoil ASA(2)	$194.3 or 19%	$183.0 or 20%	$198.0 or 21%
E.ON(3)	$120.2 or 12%	— (4)	— (4)
Talisman Energy Inc(3)	$112.6 or 11%	$122.1 or 13%	$123.0 or 13%

(1)	Shuttle tanker and FPSO segments
(2)	Shuttle tanker segment
(3)	FPSO segment
(4)	Percentage of consolidated revenue was less than 10%

The following tables include results for the Partnership’s shuttle tanker segment, FPSO unit segment, FSO unit segment, conventional tanker segment, towage segment and FAU segment for the periods presented in these consolidated financial statements. The results below exclude six conventional tankers determined to be discontinued operations (see note 19).

Year ended December 31, 2014
	Shuttle Tanker Segment	FPSO Segment(1)	FSO Segment	Conventional Tanker Segment	Towage Segment	FAU Segment	Total
Revenues	577,064	354,518	53,868	33,566	523	—	1,019,539
Voyage expenses	(105,562)	—	(1,500)	(5,373)	(105)	—	(112,540)
Vessel operating expenses	(159,438)	(158,216)	(28,649)	(5,906)	—	—	(352,209)
Time-charter hire expense	(31,090)	—	—	—	—	—	(31,090)
Depreciation and amortization	(110,686)	(72,905)	(8,282)	(6,680)	—	—	(198,553)
General and administrative (2)(3)	(29,154)	(27,406)	(3,870)	(2,136)	(4,328)	(622)	(67,516)
Write down and gain on sale of vessel	(1,638)	—	—	—	—	—	(1,638)
Restructuring recovery (4)	225	—	—	—	—	—	225

Income (loss) from vessel operations	139,721	95,991	11,567	13,471	(3,910)	(622)	256,218

Equity income	—	10,341	—	—	—	—	10,341
Investment in joint venture	—	54,955	—	—	—	—	54,955
Expenditures for vessels and equipment (5)	50,096	17,022	33,734	251	59,516	11,550	172,169
Expenditures for dry docking	22,552	—	11,560	2,109	—	—	36,221

Year ended December 31, 2013
	Shuttle Tanker Segment	FPSO Segment(1)	FSO Segment	Conventional Tanker Segment	Towage Segment	FAU Segment	Total
Revenues	552,019	284,932	59,016	34,772	—	—	930,739
Voyage expenses	(99,543)	—	432	(4,532)	—	—	(103,643)
Vessel operating expenses	(152,986)	(152,616)	(32,713)	(5,813)	—	—	(344,128)
Time-charter hire expense	(56,682)	—	—	—	—	—	(56,682)
Depreciation and amortization	(115,913)	(66,404)	(10,178)	(6,511)	—	—	(199,006)
General and administrative (2)	(21,821)	(17,742)	(2,553)	(2,357)	—	—	(44,473)
Write down and loss on sale of vessels	(76,782)	—	—	—	—	—	(76,782)
Restructuring charge	(2,169)	—	—	(438)	—	—	(2,607)

Income from vessel operations	26,123	48,170	14,004	15,121	—	—	103,418

Equity income	—	6,731	—	—	—	—	6,731
Investment in joint venture	—	52,120	—	—	—	—	52,120
Expenditures for vessels and equipment (6)	427,069	28,260	181	68	—	—	455,578
Expenditures for dry docking	17,487	—	—	1,533	—	—	19,020

Year ended December 31, 2012
	Shuttle Tanker Segment	FPSO Segment	FSO Segment	Conventional Tanker Segment	Towage Segment	FAU Segment	Total
Revenues	569,519	231,688	62,901	37,119	—	—	901,227
Voyage expenses	(104,394)	—	(400)	(5,689)	—	—	(110,483)
Vessel operating expenses	(160,957)	(111,855)	(38,255)	(6,509)	—	—	(317,576)
Time-charter hire expense	(56,989)	—	—	—	—	—	(56,989)
Depreciation and amortization	(122,921)	(50,905)	(9,038)	(6,500)	—	—	(189,364)
General and administrative (2)	(20,146)	(11,208)	(1,838)	(1,389)	—	—	(34,581)
Write down and loss on sale of vessels	(24,542)	—	—	—	—	—	(24,542)
Restructuring charge	(647)	—	—	(468)	—	—	(1,115)

Income from vessel operations	78,923	57,720	13,370	16,564	—	—	166,577

Expenditures for vessels and equipment	83,491	3,055	264	598	—	—	87,408
Expenditures for dry docking	14,977	—	4,054	70	—	—	19,101

(1)

Income from vessel operations for the year ended December 31, 2014 excludes $3.1 million of the Voyageur Spirit FPSO unit indemnification payments received from Teekay Corporation relating to the production shortfall during the period January 1, 2014 through February 21, 2014 and a further $0.4 million relating to unreimbursed vessel operating expenses incurred before the unit was declared on-hire as of February 22, 2014.

Income from vessel operations for the year ended December 31, 2013 excludes $31.3 million of indemnification payments received from Teekay Corporation relating to production shortfalls for both the Dropdown Predecessor period from April 13, 2013 to May 1, 2013 and the period during which the unit was owned by the Partnership from May 2, 2013 to December 31, 2013 as the Voyageur Spirit FPSO unit was declared off-hire retroactive to first oil given the delay in achieving final acceptance from the charterer.

These indemnification payments received from Teekay Corporation have effectively been treated as a reduction to the purchase price of the Voyageur Spirit (see note 11f).

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
(3)

Includes a $1.0 million fee to a third party associated with the acquisition of ALP Maritime Services B.V. (or ALP) and a $1.6 million business development fee to Teekay Corporation for assistance with the acquisition of ALP, both included in the Partnership’s towage segment. Also includes a $2.1 million fee to Teekay Corporation for assistance with securing a charter contract for the Petrojarl I FPSO unit (or Petrojarl I) included in the Partnership’s FPSO segment, which was recognized in general and administrative expenses in the consolidated statement of income for the year ended December 31, 2014 (see note 18a).

(4)

Restructuring recovery for the year ended December 31, 2014 includes a $0.8 million reimbursement received during the second quarter of 2014, for the reorganization of the Partnership’s shuttle tanker marine operations, which was completed during 2013 and a restructuring charge of $0.6 million related to the reflagging of one shuttle tanker which commenced in January 2014 and was completed in March 2014 (see note 10).

(5)	Excludes the vessel and equipment acquired in conjunction with the purchase of Logitel (note 18b) and Petrojarl I (note 11i).
(6)	Excludes the purchase of the Voyageur Spirit (note 11f) and the Itajai (note 11g) FPSO units.

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2014	December 31, 2013
	$	$
Shuttle tanker segment	1,936,809	2,004,505
FPSO segment	1,267,076	1,303,229
FSO segment	133,925	102,452
Conventional tanker segment	150,109	144,723
Towage segment	61,795	—
Floating accommodation unit segment	62,017	—
Unallocated:
Cash and cash equivalents and restricted cash	298,898	219,126
Other assets	34,635	32,051

Consolidated total assets	3,945,264	3,806,086